Goodwill and other intangibles (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	Goodwill	Customer Relationship Intangible	Other	Total
As at January 1, 2020 (currency remeasurement)	$554	$—	$40	$594
Additions	—	—	2	2
Amortization[1]	—	—	(10)	(10)
Foreign exchange	5	—	—	5
As at December 31, 2020 (currency remeasurement)	$559	$—	$32	$591

As at December 31, 2020 (currency remeasurement)
Cost	$559	$—	$62	$621
Accumulated amortization	—	—	(30)	(30)
Net	$559	$—	$32	$591

As at December 31, 2020 (currency remeasurement)	$559	$—	$32	$591
Acquisitions (note 3)	1,417	470	17	1,904
Additions	—	—	7	7
Amortization[1]	—	(43)	(15)	(58)
Foreign exchange	(1)	(1)	—	(2)
Disposals	—	—	(2)	(2)
As at December 31, 2021	$1,975	$426	$39	$2,440

As at December 31, 2021
Cost	$1,975	$469	$79	$2,523
Accumulated amortization	—	(43)	(40)	(83)
Net	$1,975	$426	$39	$2,440
1.Amortization of $1 million relates to cost of products sold and $57 million relates to selling, general and administration expense (2020 - $2 million and $8 million, respectively).

Schedule of Goodwill
For the purposes of impairment testing, goodwill has been allocated to the following CGU groups:

		Currency remeasurement	Currency remeasurement
	2021	2020	January 1, 2020
Canadian lumber	$171	$171	$167
US lumber	429	352	352
North America EWP[1]	1,280	36	35
Europe EWP	95	—	—
Total	$1,975	$559	$554
1.Prior to the Norbord Acquisition, the goodwill balances related to a CGU group comprised of our plywood and LVL operations.